Share capital - Authorized (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital
Authorized share capital	$ 100,000	$ 100,000	$ 100,000
Number of shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Class A ordinary shares
Share capital
Number of shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Par value	$ 0.00002	$ 0.00002	$ 0.00002
Class B ordinary shares
Share capital
Number of shares authorized	500,000,000	500,000,000	500,000,000
Par value	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares not designated
Share capital
Number of shares authorized	500,000,000	500,000,000	500,000,000
Par value	$ 0.00002	$ 0.00002	$ 0.00002